Schedule of maturities (Details) - Apr. 30, 2025	USD ($)	SGD ($)
Debt Disclosure [Abstract]
2025	$ 42,600	$ 55,613
2026	44,667	58,313
2027	15,361	20,053
Total	102,628	133,979
Current portion	(42,600)	(55,613)
Long-term portion	$ 60,028	$ 78,366